Stockholders' Equity and Stock-Based Compensation (FY) (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement, Noncash Expense [Abstract]
Assumptions Used in the Black-Scholes Model to Value Options Granted
The following summarizes the assumptions used in the Black-Scholes model to value options granted during the years ended December 31:

2023
Risk-free interest rate	4.6 - 4.7%
Weighted average volatility	32.7 - 35.7%
Dividend yield	- %
Expected years until exercise	5 - 7

Option Activity Under the Company's Stock Plans
The following summarizes option activity under the Company’s stock plans (in millions, except weighted average exercise price and number of years):

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2022	—	$—
Awards converted from Former Parent plan	5.7	58.22
Granted	0.1	77.53
Exercised	(0.1)	31.81
Cancelled/forfeited	(0.1)	78.05
Outstanding as of December 31, 2023	5.6	58.93	6.3	$141
Vested and expected to vest as of December 31, 2023(a)	5.6	$58.48	6.1	$141
Vested as of December 31, 2023	3.0	$42.94	4.6	$120

(a)	The “expected to vest” options are the net unvested options that remain after applying the forfeiture rate assumption to total unvested options.

Summary of Options Outstanding
Options outstanding as of December 31, 2023 are summarized below (in millions, except price per share and number of years):

	Outstanding			Exercisable
Exercise Price	Shares	Average Exercise Price	Average Remaining Life (in years)	Shares	Average Exercise Price
$18.36 to $33.18	1.0	$25.09	2	1.0	$25.09
$33.19 to $52.39	1.3	36.78	5	1.1	36.42
$52.4 to $75.81	1.3	63.84	7	0.6	61.25
$75.82 to $83.25	1.1	81.91	9	0.1	78.41
$83.26 to $100.12	0.9	90.56	8	0.3	91.86

RSU Activity
The following summarizes information on unvested RSU activity (in millions, except weighted average grant-date fair value):

	Number of RSUs	Weighted Average Grant-Date Fair Value
Unvested as of December 31, 2022	—	$—
Awards from Former Parent plan	1.0	76.38
Granted	0.1	76.19
Vested	(0.1)	80.20
Forfeited	—	77.93
Unvested as of December 31, 2023	1.0	76.23

Schedule of Accumulated Other Comprehensive Income (Loss)
The changes in accumulated other comprehensive income (loss) by component are summarized below
($ in millions).

	Foreign Currency Translation Adjustments	Net Investment Hedges	Pension and Postretirement Plan Benefit Adjustments	Accumulated Comprehensive Income (Loss)
Balance, January 1, 2021	$(780)	$—	$(34)	$(814)
Other comprehensive income (loss) before reclassifications:
Increase (decrease)	(88)	—	16	(72)
Income tax impact	—	—	(4)	(4)
Other comprehensive income (loss) before reclassifications, net of income taxes	(88)	—	12	(76)
Reclassification adjustments
Increase (decrease)	—	—	3(a)	3
Income tax impact	—	—	—	—
Reclassification adjustments, net of income taxes	—	—	3	3
Net other comprehensive income (loss), net of income taxes	(88)	—	15	(73)
Balance, December 31, 2021	(868)	—	(19)	(887)
Other comprehensive income (loss) before reclassifications:
Increase (decrease)	(100)	—	40	(60)
Income tax impact	—	—	(7)	(7)
Other comprehensive income (loss) before reclassifications, net of income taxes	(100)	—	33	(67)
Reclassification adjustments
Increase (decrease)	—	—	—(a)	—
Income tax impact	—	—	—	—
Reclassification adjustments, net of income taxes	—	—	—	—
Net other comprehensive income (loss), net of income taxes	(100)	—	33	(67)
Balance, December 31, 2022	(968)	—	14	(954)
Other comprehensive income (loss) before reclassifications:
Increase (decrease)	29	(19)	(18)	(8)
Income tax impact	—	5	2	7
Other comprehensive income (loss) before reclassifications, net of income taxes	29	(14)	(16)	(1)
Reclassification adjustments
Increase (decrease)	—	—	1(a)	1
Income tax impact	—	—	—	—
Reclassification adjustments, net of income taxes	—	—	1	1
Net other comprehensive income (loss), net of income taxes	29	(14)	(15)	—
Balance, December 31, 2023	$(939)	$(14)	$(1)	$(954)

(a)	This accumulated other comprehensive income (loss) component is included in the computation of net periodic pension and postretirement cost (refer to Note 14 for additional details).